ICON NATURAL RESOURCES & INFRASTRUCTURE FUND

Portfolio of Investments

March 31, 2022

Security Description	Shares	Value
Common Stock (97.80%)

Basic Materials (4.77%)
Ashland Global Holdings Inc	17,000	$1,672,970
International Paper Co	35,000	1,615,250
Kaiser Aluminum Corp	31,000	2,918,960
Total Basic Materials		6,207,180

Consumer, Cyclical (4.47%)
Casey's General Stores Inc	6,500	1,288,105
Cummins Inc	8,000	1,640,880
WW Grainger Inc	5,600	2,888,424
Total Consumer, Cyclical		5,817,409

Consumer, Non-Cyclical (3.31%)
Darling Ingredients Inc*	22,000	1,768,360
ManpowerGroup Inc	27,000	2,535,840
Total Consumer, Non-Cyclical		4,304,200

Energy (24.07%)
Atlantica Sustainable Infrastructure PLC	84,000	2,945,880
Diamondback Energy Inc	44,500	6,100,060
EOG Resources Inc	50,500	6,021,115
Phillips 66	29,000	2,505,310
Pioneer Natural Resources Co	15,000	3,750,450
Southwestern Energy Co*	800,000	5,736,000
Valero Energy Corp	42,000	4,264,680
Total Energy		31,323,495

Industrial (58.05%)
Armstrong World Industries Inc	30,000	2,700,300
Berry Global Group Inc*	65,000	3,767,400
Canadian Pacific Railway Ltd	23,500	1,939,690
Caterpillar Inc	7,500	1,671,150
Chart Industries Inc*,#	35,000	6,011,950
CSX Corp	53,500	2,003,575
Eagle Materials Inc	35,000	4,492,600
EMCOR Group Inc	15,500	1,745,765
Hexcel Corp	74,000	4,400,780
JB Hunt Transport Services Inc	17,500	3,513,825
Louisiana-Pacific Corp	59,000	3,665,080
Martin Marietta Materials Inc	14,000	5,388,460
Masco Corp	56,000	2,856,000
MasTec Inc*	34,000	2,961,400
Myers Industries Inc	167,000	3,607,200
Old Dominion Freight Line Inc	12,000	3,584,160
Oshkosh Corp	34,000	3,422,100
Packaging Corp of America	15,000	2,341,650
Primoris Services Corp	85,000	2,024,700
Saia Inc*	8,000	1,950,560
Terex Corp	45,000	1,604,700
Trane Technologies PLC	16,500	2,519,550
Union Pacific Corp	8,000	2,185,680
Valmont Industries Inc	15,250	3,638,650
Xylem Inc	18,000	1,534,680
Total Industrial		75,531,605

Utilities (3.13%)
NRG Energy Inc	106,000	4,066,160

Total Common Stock (Cost $102,992,528)		127,250,049

Investment Companies (2.26%)	Shares	Value
Money Market Funds (2.26%)
First American Government Obligations Fund (7-Day Yield, 0.190%)	2,937,337	2,937,337

Total Investment Companies (Cost $2,937,337)		2,937,337

Collateral Received For Securities on Loan (4.60%)
First American Government Obligations Fund - Class X (Cost $5,991,450)	5,991,450	5,991,450

Total Investments (Cost $105,929,865)(a) (104.66%)		$136,178,836
Liabilities in Excess of Other Assets (-4.66%)		(6,068,659)
Net Assets (100.00%)		$130,110,177

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at March 31, 2022 in the amount of $5,814,415.